Acquisitions & Divestitures - Summit Natural Resources (Details) - Summit Natural Resources - USD ($) $ in Thousands		1 Months Ended
	Feb. 27, 2025	Dec. 31, 2024
Consideration paid
Asset acquisition, consideration paid	$ 42,245	$ 4,550
Net assets acquired
Natural gas and oil properties	42,471
Asset retirement obligations, asset portion	9,223
Property, plant and equipment	88
Trade receivables, net	1,538
Asset retirement obligations, liability portion	(9,223)
Other current liabilities	(1,852)
Net assets acquired	$ 42,245